Summary of Significant Accounting Policies - Property and Equipment Useful Lives (Details)	Dec. 31, 2024
Furniture and equipment | Minimum
Property and equipment
Property and equipment estimated useful life	5 years
Furniture and equipment | Maximum
Property and equipment
Property and equipment estimated useful life	7 years
Computer hardware and software | Minimum
Property and equipment
Property and equipment estimated useful life	3 years
Computer hardware and software | Maximum
Property and equipment
Property and equipment estimated useful life	5 years